INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 6,931
Balance at end of period	6,411	$ 6,931
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	8,163	10,693
Additions	121	409
Dispositions	(1)	(3,182)
Acquisitions through business combinations	11	0
Foreign currency translation	(436)	243
Balance at end of period	7,858	8,163
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(1,232)	(1,398)
Amortization and impairment expense	(298)	(711)
Dispositions	1	929
Foreign currency translation	82	(52)
Balance at end of period	$ (1,447)	$ (1,232)